Business Segment (Details) - Schedule of operations by business segment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue		$ 511	$ 120
Earnings		(6,504)	(7,171)
Corporate and other	[1]	(87,311)	(30,199)
Interest expense		(1,440)	(1,118)
Total Revenue		511	120
Total Earnings		(95,255)	(38,488)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue		483	85
Earnings		(2,769)	(4,790)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue		28	35
Earnings		$ (3,735)	$ (2,381)

[1]	Corporate and other includes stock-based compensation, including the consulting agreement, Cantor Commitment Fee and vendor shares, expense of $17,708, depreciation and amortization expense of $1,487, change in fair value of convertible debentures and warrant liability expense of $26,104, $1,307 for impairment charge and $27,544 of other non-operating expenses for the year ended December 31, 2022. Additionally, the year ended December 31, 2022 included. For the year ended December 31, 2021 corporate and other included stock-based compensation, depreciation, changes in fair value of the convertible debentures and investment impairment of $131, $98, $21,703, and $400 respectively. See Notes 5, 6, 7, 9 and 11 for additional information.